GENERAL INFORMATION - Shareholders and free float (Details)	Dec. 31, 2017 shares	Mar. 29, 2016 shares
General information
Total outstanding common shares	1,756,731,135
Percentage of common and voting shares	100.00%
Free Float	513,454,732
Free Float (in percentage)	0.292
Shares held by the Company or its subsidiaries ("Treasury shares")	7,603,731
Shares held by Company or its subsidiaries ("Treasury shares") (in percentage)	0.40%
L1T VIP Holdings S.a r.l. ("LetterOne")
General information
Total outstanding common shares	840,625,001
Percentage of common and voting shares	47.90%
Telenor East Holding II AS ("Telenor")
General information
Total outstanding common shares	256,703,840
Percentage of common and voting shares	14.60%
Stichting Administratiekantoor Mobile Telecommunications Investor
General information
Total outstanding common shares	145,947,562
Percentage of common and voting shares	8.30%
American Depositary Shares (ADS) | Stichting Administratiekantoor Mobile Telecommunications Investor
General information
Transfer of shares between largest shareholders		145,947,562